As filed with the Securities and Exchange Commission on May 22, 2006
File Nos. 33-73792
811-8270
============================================================================================================================================
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No	[ ]
Post-Effective Amendment No. 21	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 24	[X]
(Check appropriate box or boxes)

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
(Exact Name of Registrant as Specified in Charter)

601 Union Street, Suite 2801
Seattle, WA 98101
(Address of Principal Executive Offices, including Zip Code)

(206) 464-0400
(Registrant's Telephone Number, including Area Code)

J. Glenn Haber, Chief Executive Officer
Rainier Investment Management, Inc.
601 Union St., Ste. 2801
Seattle, WA 98101
(Name and Address of Agent for Service)

WITH COPY TO:

David A. Hearth
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

It is proposed that this filing will become effective:
☐	Immediately upon filing pursuant to Rule 485 (b)
☐	On ____________, pursuant to Rule 485(b)
Ö	60 days after filing pursuant to Rule 485(a)(1)
☐	On pursuant to Rule 485(a)(1)
☐	75 days after filing pursuant to Rule 485(a)(2)
☐	On ____________, pursuant to Rule 485(a)(2)

If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Subject to Completion, Dated May 22, 2006

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

Prospectus/Institutional Shares
July __, 2006

Growth Equity Portfolio

This cover is not part of the Prospectus

Institutional Prospectus - July __, 2006
Table of Contents

This prospectus offers the Institutional Shares for the Growth Equity Portfolio (the “Portfolio”). The Institutional Shares do not impose a Rule 12b-1 fee. The Portfolio also offers an Original Share class through a separate prospectus with a different expense structure. Both classes are managed by Rainier Investment Management, Inc. (the “Advisor”) and are a part of Rainier Investment Management Mutual Funds (the “Trust”).

OVERVIEW OF THE PORTFOLIO
This section introduces each Rainier Investment Management Mutual Fund Portfolio, explaining its goals, principal investment strategies and principal risks. Expense and performance information are also displayed.

Growth Equity Portfolio - Institutional	3
ADDITIONAL INFORMATION ON PRINCIPAL INVESTMENT STRATEGIES
Growth Investment Philosophy	6
Short-Term Investments	6
Portfolio Turnover	6
Portfolio Holdings Information	7
Notice of Policy Change	7
ADDITIONAL INFORMATION ON PRINCIPAL RISKS
Market Risk	7
Small Company Risk	7
ORGANIZATION AND MANAGEMENT
Investment Advisor and Advisory Fees	7
Portfolio Managers	8
Portfolio Expenses	8
PURCHASING, SELLING AND EXCHANGING SHARES
Purchasing Shares	9
Selling Shares (Redemptions)	12
Exchanging Shares	14
PRICING OF PORTFOLIO SHARES	15
DIVIDENDS, DISTRIBUTIONS AND TAXES
Dividends and Distributions	16
Tax Consequences	16
Multiple Class Information	16
FINANCIAL HIGHLIGHTS	17
OTHER INFORMATION
Privacy Notice	18
Index Descriptions	18

As with all mutual funds, the Securities and Exchange Commission does not approve or disapprove of these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform otherwise.

Overview of the Portfolio

Growth Equity Portfolio

The Portfolio's Goal

The Growth Equity Portfolio seeks to maximize long-term capital appreciation.

Principal Investment Strategies

In pursuing its goal, the Portfolio invests primarily (at least 80% of its assets) in the common stock of large- and medium-capitalization U.S. growth companies, and affords shareholders the opportunity to invest in some of the fastest growing companies in America. To the Advisor, the term “growth company” denotes companies with the prospect of strong earnings, revenue or cash flow growth.

The Advisor describes the investment philosophy of the Portfolio as Large Cap Growth, since the majority of the shares in growth companies owned have a market capitalization of over $5 billion. Smaller companies may be owned when especially attractive. Stock selection focuses on companies that are likely to demonstrate superior earnings, revenue or cash flow growth relative to their industry peers. The Portfolio will normally invest in approximately 40 to 80 companies.

The Advisor compares the Portfolio’s economic sector weightings to a growth equity index such as the Russell 1000® Growth Index. To help control risk, extreme overweighting and underweighting of the Portfolio as compared to the major sectors of such a benchmark are avoided. (See Additional Information on Principal Investment Strategies on page __ for further discussion.)
Principal Risks

Since the Portfolio is invested in common stock whose prices change daily, there is the risk that an investor could lose money. The Portfolio's share price may be affected by sudden declines in the market value of an investment, or by an overall decline in the stock market. Like all managed funds, there is a risk that the Advisor's strategy for managing the Portfolio may not achieve the desired results or may be less effective than other strategies in a particular market environment. Investments in securities of small and medium-size companies involve greater risk of loss than investing in larger companies, and their prices can change more frequently and dramatically. The Portfolio may be appropriate for investors who are comfortable with above-average risk and can make a long-term investment commitment.

The Portfolio's Past Performance

The Growth Equity Portfolio Institutional Shares commenced operations on _____, 2006. Accordingly, performance figures prior to the commencement of sales are based on the historical performance of the Portfolio’s Original Shares, adjusted to reflect the 0.25% annual lower operating expenses of the Institutional Shares. These imputed returns include the effect of any applicable waivers of management fees and/or reimbursements of certain operating expenses by the Advisor. Without such waivers or reimbursements, returns would have been lower and ratings or rankings may have been less favorable. Since the Institutional Shares have not yet commenced, performance figures for the Institutional Shares is not available. Although the Portfolio’s Original Shares are not offered in this Prospectus, they would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that the classes do not have the same expenses.

The following information shows the Portfolio’s performance over time and can illustrate the risks of investing in the Portfolio. The bar chart shows how the Portfolio’s total return has varied from year to year. The table compares the Portfolio’s average annual return for the periods indicated to two broad-based indices. A description of the indices can be found on page __ of this Prospectus. This past performance (before and after taxes) will not necessarily continue in the future.

CALENDAR-YEAR TOTAL RETURNS

The year-to-date total return as of June 30, 2006, for the Portfolio was ______%.

Best Quarter:	+____% (_____ quarter, ____)
Worst Quarter:	-_____% (_____ quarter, _____)

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2005
	1 Year	5 Years	Since Inception
Growth Equity
Return before taxes
Return after taxes on distributions(1)
Return after taxes on distributions and sale of fund shares(1)
S&P 500 Index ®*
Russell 1000® Growth Index*
Inception date 6/15/00

(1) After tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

* Index returns reflect no deduction for fees, expenses or taxes.

See page __ for index descriptions.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Equity Portfolio.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that are deducted from Portfolio assets)
Management Fees	0.75%
Other Expenses	_____%
Total Annual Fund Operating Expenses†	_____%
Fee Reduction and/or Expense Reimbursement	_____%
Net Expenses	_____%
† For the past fiscal year, the Portfolio’s actual operating expenses, excluding 0.25% of Rule 12b-1 fees, were 1.94% of average daily net assets. The Advisor has contractually agreed to reduce its fees and/or absorb expenses to limit the total annual operating expenses of the Growth Equity Portfolio to _____% (excluding interest, taxes and Rule 12b-1 fees). This contract has a one-year term, expiring March 31, 2007, renewable by the Board at the end of each fiscal year. Without the Fee reduction the Total Annual Fund Operating Expenses would have been _____%.

Example: This example is intended to help you compare the cost of investing in shares of the Growth Equity Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, under these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years
$___	$___	$____	$_____

Additional Information on Principal Investment Strategies

Growth Investment Philosophy

The Advisor refers to its investment philosophy with respect to the Growth Equity Portfolio as Large Cap Growth and views the primary benefit of the strategy as the ability to generate competitive returns in market environments favoring growth stocks.

The Advisor favors companies with attractive fundamentals, such as strong revenue, earnings or cash flow growth. Companies with sustainable competitive advantages; potential price or business catalysts, including earnings surprise or market expansion; and disciplined management with shareholder focus are emphasized. The Advisor also seeks to capture the capital appreciation sometimes associated with high-performing companies identified early in their growth cycles. For emerging companies lacking demonstrated financial results, the strength of the company’s business model, management team and competitive position are given greater analytical emphasis.

The Advisor considers the sale of specific common stock when fundamentals deteriorate, when a stock reaches or surpasses its price target, or when better opportunities are perceived in alternative stocks.

Short-Term Investments

Cash equivalent securities are high-quality debt obligations maturing in one year or less from the date of purchase. These include U.S. Government securities, certificates of deposit, bankers’ acceptances, repurchase agreements, demand notes and commercial paper. The Advisor considers obligations that have been rated at least A-1 by S&P or Prime-1 by Moody’s, have an outstanding issue of debt securities rated at least A by S&P or Moody’s, or are of comparable quality in the opinion of the Advisor, to be “high-quality.”

Under normal market conditions, the Portfolio will stay fully invested in stocks and/or bonds. However, the Portfolio may temporarily depart from its principal investment strategies by making short-term investments in cash equivalents in response to adverse market, economic or political conditions. This may result in the Portfolio not achieving its investment objective.

Portfolio Turnover

Due to a sell discipline based in part on price targets, the Portfolio may be actively traded. This is particularly true in a market environment where securities prices are rising rapidly. Generally, the rate of portfolio turnover will not be a deciding factor in determining whether to sell or hold securities. The Growth Equity Portfolio has a portfolio turnover rate in excess of 100%. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains. This may mean that you would be likely to have a higher tax liability. A high portfolio turnover rate also leads to higher transaction costs, which would negatively affect the Portfolio’s performance. Active trading, however, can also be defensive and actually add to the Portfolio’s performance if, for example, a fully valued investment is sold before a price decline or in favor of an investment with better appreciation potential.

Portfolio Holdings Information

A description of the Portfolio’s policies and procedures regarding disclosure of portfolio holdings can be found in the Portfolio’s Statement of Additional Information, which can be obtained free of charge by contacting the Portfolio’s Transfer Agent at 800-248-6314.

Notice of Policy Change

Shareholders will be provided with a sixty (60) days’ notice prior to the implementation of a change in the Portfolio’s policy to invest at least 80% of its assets in certain securities as described above in the Prospectus and as indicated by the Portfolio’s name.

Additional Information On Principal Risks

The principal risks of investing in the Portfolio that may adversely affect the value of a Portfolio’s shares or total return are discussed in the “Overview of the Portfolio” section. Further elements of risk are discussed below.

Market Risk

An investor in the Portfolio faces the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

Small Company Risk

The Portfolio invests in smaller companies that can benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than larger companies. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger, more mature companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.

Organization and Management

Investment Advisor and Advisory Fees

Rainier Investment Management, Inc.® (the “Advisor”), incorporated in 1989, serves as investment advisor to the Portfolio. The Advisor’s address is:

601 Union Street, Suite 2801
Seattle, WA 98101

The Advisor currently manages $9.2 billion of discretionary assets for various clients including corporations, public and corporate pension plans, foundations and charitable endowments, high-net-worth individuals and the Portfolio. The Advisor is owned and operated by fifteen principals. Subject to the direction and control of the Trustees, the Advisor formulates and implements an investment program for the Portfolio, which includes determining which securities should be bought and sold. For the fiscal year ending March 31, 2007, before fee reductions and/or expense reimbursements, the Advisor will receive advisory fees computed as 0.75% of the Portfolio’s average daily net assets. A discussion regarding the Board of Trustees’ basis for approving the Portfolio’s investment advisory agreements will be included in the Portfolio’s annual report to shareholders.

Portfolio Managers

Growth Equity Portfolio

Daniel M. Brewer, CFA, Senior Portfolio Manager
Mark W. Broughton, CFA, Senior Portfolio Manager
Mark H. Dawson, CFA, Senior Portfolio Manager
James R. Margard, CFA, Chief Investment Officer
Peter M. Musser, CFA, Senior Portfolio Manager

Each portfolio manager has been associated with the Advisor in the position noted for more than five years, except for Mr. Broughton. Mr. Broughton began his career in 1986 at Drexel, Burham & Lambert and served as an associate portfolio manager and equity analyst at Provident Investment Counsel; a principal, senior portfolio manager and director of research at Badgley, Phelps and Bell from 1996 to 2000; and a lead portfolio manager at Blackrock Financial Management until he joined the Advisor in 2002 in the capacity of senior portfolio manager.

The Portfolio is team managed by the portfolio managers listed above. The portfolio managers make recommendations on investments within industries to which they are assigned. The Chief Investment Officer leads team discussions and has final responsibility relating to asset allocation, equity selection and portfolio weightings.

The SAI provides additional information about the portfolio managers’ method of compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio.

Portfolio Expenses

The Portfolio is responsible for paying its own operating expenses. The Advisor has agreed in an Operating Expense Agreement to reduce its advisory fee or reimburse the expenses of the Portfolio to the extent necessary so that its ratio of total operating expenses to average net assets will not exceed 0.94% (excluding interest and taxes). That agreement has a one-year term, renewable at the end of each fiscal year. Any reductions made by the Advisor in its fees or payments or reimbursement of expenses which are a Portfolio’s obligation are subject to reimbursement by all the Portfolios within the following three years provided the Portfolio is able to effect such reimbursement and remain in compliance with any applicable expense limitations.

The Advisor may make cash payments from time to time from its own resources to financial intermediaries in connection with the sale of shares of the Portfolios, reimbursement for marketing costs, or providing services to shareholders. Those payments, which are sometimes referred to as revenue sharing arrangements, also may be associated with the status of a Portfolio in a financial intermediary’s marketing and other support activities.

Purchasing, Selling and Exchanging Shares

PURCHASING SHARES

Minimum Investment Amount

The minimum initial investment in the Portfolio is $500,000. Additional investments may be made at any time with $1,000 or more. The minimum investment requirements may occasionally be waived or lowered by the Portfolio.

Purchasing by Mail

Shares of the Portfolio may be purchased by mail. If you wish to invest by mail, simply complete an Account Application and mail it with a check (made payable to Rainier Investment Management Mutual Funds) to the Portfolio’s Transfer Agent, U.S. Bancorp Fund Services, LLC, at the following address:

Rainier Investment Management Mutual Funds
P.O. Box 701
Milwaukee, WI 53201-0701

All purchases by check should be in U.S. dollars. Third-party checks and cash will not be accepted. If your purchase check is returned for insufficient funds, the Portfolio may charge you a fee of $25.

In compliance with the USA Patriot Act of 2001, the Transfer Agent will verify certain information on your account application as part of the Portfolio’s Anti-Money Laundering Compliance Program. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. Please contact the Transfer Agent at (800) 248-6314 if you need additional assistance when completing your application.

If the Transfer Agent is unable to establish the identity of a shareholder through reasonable methods, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Portfolio may also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

By Overnight Delivery

If you wish to send your Account Application and check via an overnight delivery service, delivery cannot be made to a post office box. In that case, you should use the following address:

Rainier Investment Management Mutual Funds
615 E. Michigan Street, 3rd Floor
Milwaukee, WI 53202

Purchasing by Wire

Shares of the Portfolio may be purchased the same day with a wire transfer of money if the Transfer Agent has a completed Account Application on file. A purchase order will not be accepted until the Fund has received the completed Application and any requested documentation in proper form. Wired funds must be received by the close of regular trading of the New York Stock Exchange, normally 4:00 p.m. (Eastern time), to be eligible for same day pricing. Please call the Transfer Agent at 800-248-6314 between 9:00 a.m. and 4:00 p.m. (Eastern time) on any day the NYSE is open for business to advise your intent to wire. This will ensure proper credit. The Portfolio is not responsible for delays resulting from the banking or Federal Reserve wire system. Please wire payment to:
U.S. Bank N.A.
ABA No. 075000022
For credit to U.S. Bancorp Fund Services, LLC
Account No. 112-952-137
For further credit to Rainier Investment
Management [Portfolio name]
Account of [your account number and account name]

Your bank may charge you a fee for sending a wire.

Purchasing with Securities

In certain situations, Portfolio shares may be purchased by tendering payment in kind in the form of shares of stock, bonds or other securities. Any securities used to buy Portfolio shares must be readily marketable, their acquisition consistent with the Portfolio’s objective and otherwise acceptable to the Advisor. Prior to making such a purchase, you should call the Advisor to determine if the securities you wish to use to make a purchase are appropriate.

Purchases through an Investment Broker or Dealer

Shares of the Portfolio are available through certain brokers (and their agents) that have made arrangements with the Portfolios to sell shares. When placing an order with such a broker or its authorized agent, the order is treated as if it had been placed directly with the Portfolio’s Transfer Agent, and you will pay or receive the next price calculated by the Portfolio. The broker (or agent) may hold your shares in an omnibus account in the broker’s (or agent’s) name, and the broker (or agent) maintains your individual ownership records. The Portfolio may pay the broker (or agent) for maintaining these records and providing other shareholder services. The broker (or agent) may charge a fee for handling the order. The broker (or agent) is responsible for processing your order correctly and promptly, advising you of the status of your individual account, confirming your transactions and ensuring that you receive copies of the Portfolio’s prospectus.

Retirement Plans

Shares of the Portfolio are available for purchase by most retirement plans, including 401(k) plans, profit sharing plans and IRAs.

Subsequent Investments

Additional shares of the Portfolio are available for purchase, in amounts of $1,000 or more, by sending a check together with the remittance form from a confirmation statement, to the Transfer Agent. Please write your account number on the check. If you do not have a remittance form, please send the Transfer Agent a letter giving the name of the Portfolio, your name and account number. To send additional money for investment by wire, follow the instructions noted above.

Purchase Order Processing

Any money received for investment in the Portfolio, whether sent by check or wire, is invested at the net asset value of the Portfolio, which is next calculated after your order is received in proper form. An order in proper form must include all correct and complete information, documents and signatures required to process the order, as well as a check or bank wire payment properly drawn and collectable. The Portfolio will not accept payment in cash, including cashier’s check or money orders, unless the cashier’s checks or money orders are in excess of $10,000. Also, to prevent check fraud, the Portfolio will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. All checks must be made payable to Rainier Investment Management Mutual Funds or U.S. Bancorp Fund Services, LLC as the Portfolio’s agent. All checks must be drawn on a bank located within the United States and must be payable in U.S. dollars. The net asset value is calculated at the close of regular trading of the NYSE, normally 4:00 p.m., Eastern time. A check or wire received after the NYSE closes is invested at the next-calculated net asset value of the Portfolio, normally the following business day.

Excessive Trading Policies

Excessive or short-term trading (such as market timing) in Portfolio shares may harm performance by compromising portfolio management strategies and increasing Portfolio expenses. The Fund, its distributor and agents reserve the following rights: (1) to refuse or reject any purchase or exchange order; (2) to cancel or reject any purchase or exchange order placed through an intermediary, no later than the business day after the order is received by the intermediary (including, but not limited to, orders considered to be excessive trading or market timing); (3) to completely or partially close the Fund by ceasing to offer fund shares at any time to all or certain groups of investors; and (4) to involuntarily redeem an account at the net asset value calculated the day the shares are redeemed, in cases of suspected market timing or any other fraudulent or illegal activity. These actions may be taken when, in the sole discretion of the Fund, they are deemed to be in the best interest of the Fund or if required by law. The Portfolio’s shares are available through intermediaries such as broker-dealers and retirement plan administrators that may establish omnibus accounts in the Portfolio, which may make it difficult or impossible for the Portfolio to detect excessive or short-term trading. The Fund will use reasonable efforts to work with these intermediaries to detect and deter disruptive trading.

Other Information

Federal tax law requires that you provide a certified taxpayer identification number and other certifications upon opening an account. This is necessary to avoid backup withholding of taxes. The Portfolio does not issue share certificates unless you specifically request them in writing to the Transfer Agent. All shares are normally held in a non-certified form on the books of the Portfolio, for your account.

SELLING SHARES (REDEMPTIONS)

Shareholders may sell (redeem) Portfolio shares on any day the Portfolio is open for business either directly to the Portfolio or through certain brokers (or agents). Payment for shares redeemed will be paid to you typically within one or two business days; however, payments may be held up to seven days for check redemptions and for electronic fund transfers, and redemption payments may also be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders. If payment of redemption proceeds is to be made by federal wire transfer, a $15.00 fee may be applied.

Selling by Mail

You may sell your shares by simply sending a written request to the Transfer Agent. Specify the name of the Portfolio, the number of shares or dollar amount you want redeemed and your name and account number. Also enclose any certificated shares that you wish to redeem. The letter should be signed by all of the shareholders whose names appear on the account registration. In addition, a signature guarantee is required if a redemption is requested by a corporation, partnership, trust or fiduciary. Send your redemption request to:

Rainier Investment Management Mutual Funds
P.O. Box 701
Milwaukee, WI 53201-0701

Overnight courier deliveries should be sent to:

Rainier Investment Management Mutual Funds
615 E. Michigan St., 3rd Floor
Milwaukee, WI 53202

Signature Guarantees

Certain redemption requests require that the signature or signatures on the account be guaranteed. Signature guarantees are required if the proceeds of the redemption: (1) exceed $100,000; (2) are to be paid to a person other than the record owner; (3) are to be sent to an address other than the address on the Transfer Agent’s records; or (4) are to be paid to a corporation, partnership, trust or fiduciary. The signature(s) on the redemption request and on the certificates, if any, or stock powers, must be guaranteed by an “eligible guarantor.” An eligible guarantor includes certain banks, brokers, dealers, credit unions, securities exchanges, clearing agencies and savings associations. A notary public is not an eligible guarantor.

Selling by Telephone

You may establish telephone redemption privileges by checking the appropriate box and supplying the necessary information on the Account Application. You may then redeem shares of a Portfolio by telephoning the Transfer Agent at (800) 248-6314, between the hours of 9:00 a.m. and 4:00 p.m. (Eastern time) on a day when the NYSE is open for normal trading. Redemptions by telephone must be at least $1,000. Proceeds will be mailed to the shareholder the following business day after the sale is executed. Upon request, redemption proceeds will be wired to the bank account designated on your Account Application. Telephone redemptions cannot be made if you notify the Transfer Agent of an account change within 30 days before the redemption request. Telephone redemption is not available for retirement plan accounts.

When establishing telephone privileges, you are authorizing the Portfolio and their Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Account Application. Such persons may request that the shares in your account be either exchanged or redeemed. Before executing an instruction received by telephone, the Portfolio and the Transfer Agent will use procedures to confirm that the telephone instructions are genuine. These procedures will include recording the telephone call and asking the caller for a form of personal identification. If the Portfolios and the Transfer Agent follow these procedures, they will not be liable for any loss, expense or cost arising out of any telephone redemption or exchange request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request.

Automatic Withdrawal Plan

Automatic withdrawals may be made from the Portfolio in an amount of $100 or more, either monthly or quarterly. Your account must have a value of at least $10,000 to participate in this plan. Please call the Transfer Agent for further information.

Redemption of Small Accounts

In order to reduce expenses or enforce minimum investment amount, the Portfolio may redeem or convert shares in any account if the total value of your account is less than $500,000 as a result of redemptions. This does not apply to accounts qualifying for minimum waivers. Shareholders will be notified and given 30 days in which to make an additional investment to bring the value of their account to at least $500,000 before an involuntary redemption or conversion occurs. These shares are designed for institutional investors and high-net-worth individuals, including pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as registered investment advisors and financial intermediaries, who are willing to maintain a minimum account balance of $500,000 per fund.

Additional Information

If shares are purchased by personal check or are sold through the Automated Clearing House (ACH), the Portfolio may delay payment of the redemption proceeds for up to 15 days from purchase or until the payment has cleared, whichever occurs first. If your check is returned for any reason, a $25 fee will be assessed against your account. You will also be responsible for any losses suffered by the Portfolio as a result.

The Portfolio has the right to pay redemption proceeds in whole or in part with a distribution by the Portfolio of securities in its portfolio equal in value to the sales price. It is not expected that the Portfolio would do so except in unusual circumstances.

EXCHANGING SHARES

Shareholders may exchange shares of the Portfolio for shares of any other Portfolio in the Trust on any day the Portfolios are open for business.

You may also exchange shares of the Portfolio for shares of the First American Prime Obligations Fund Class I or Class A or the First American Government Obligations Fund Class A, if such shares are offered in your state of residence. Prior to making such an exchange, you should obtain and carefully read the prospectus for the First American Money Market Funds. The exchange privilege does not constitute an offering or recommendation on the part of the Portfolios or Advisor of an investment in the First American Funds. The First American Funds are not affiliated with the Funds or the Advisor.

The Portfolio reserves the right to reject any exchange order and may modify the exchange privilege by giving 60 days’ written notice to shareholders.

Exchanging by Mail

Shareholders may exchange shares by sending a written request to the Transfer Agent. You should specify the names of the Portfolio, the number of shares or dollar amount to be exchanged and your name and account number(s). The letter should be signed by all of the shareholders whose names appear in the account registration. Please send your exchange request to:

Rainier Investment Management Mutual Funds
P.O. Box 701
Milwaukee, WI 53201-0701

Exchanging by Telephone

If your account has telephone privileges, you may also exchange Portfolio shares by calling the Transfer Agent at (800) 248-6314, between the hours of 9:00 a.m. and 4:00 p.m. (Eastern time) on a day when the NYSE is open for normal trading. If you exchange shares by telephone, you will be subject to certain identification procedures, which are listed above under “Selling Shares/(Redemptions)”.

Exchange Processing

All exchanges will be made on the basis of the relative net asset values of the Portfolio next determined after a completed request is received. Requests for exchanges received before 4:00 p.m. (Eastern time) on a day the NYSE is open for normal trading will be processed as of the close of trading on that day. Otherwise, processing will occur on the next business day.

Pricing of Portfolio Shares

The price of the Portfolio’s shares is based on the Portfolio’s net asset value. The net asset value is calculated by dividing the Portfolio’s assets, minus its liabilities, by the number of shares outstanding. The Portfolio’s assets are the market value of securities held in its portfolio, which is normally obtained from market quotations, plus any cash and other assets. If market quotations are not readily available for the Portfolio security, or if it is believed that a quotation does not represent fair value for a security, the security may be valued using procedures approved by the Portfolio’s Board of Trustees that are designed to establish its “fair” value. The Portfolio may also fair value securities in other situations affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day, a corporate action or a company announcement), events affecting securities markets generally (for example, market volatility or a natural disaster) or when a particular foreign market is closed but the NYSE is open and the value of a security held by the Portfolio has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded. The Portfolio’s liabilities are fees and expenses owed by the Portfolio. The number of Portfolio shares outstanding is the amount of shares that have been issued to shareholders. The price an investor pays to purchase Portfolio shares or the amount an investor receives when selling Portfolio shares is based on the net asset value next calculated after the order is received in proper form. An order in proper form must include all correct and complete information, documents and signatures required to process the purchase or redemption, as well as a check or bank wire payment properly drawn and collectable. The net asset value of shares of the Portfolio is determined as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern time). Portfolio shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays).

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to pay dividends annually. The Portfolio makes distributions of its net capital gains, if any, at least annually. The Board of Trustees may determine to declare dividends and make distributions more or less frequently.

It is expected that distributions from the Portfolio will primarily consist of capital gains.

Dividends and capital gain distributions are automatically reinvested in additional shares of the Portfolio at the net asset value per share on the reinvestment date unless you have previously requested in writing to the Transfer Agent or on the new Account Application that payment be made in cash.

If an investor elects to receive distributions and dividends by check and the post office cannot deliver such check, or if such check remains uncashed for six months, the Portfolio reserves the right to reinvest the distribution check in the shareholder’s account at the Portfolio’s then current net asset value per share and to reinvest all subsequent distributions in shares of the Portfolio until an updated address is received.

Tax Consequences

The Portfolio intends to make distributions of dividends and capital gains. Dividends are taxable to shareholders as ordinary income. The rates a shareholder pays on capital gain distributions will depend on how long the Portfolio held the securities that generated the gains, not on how long the shareholder owned the Portfolio shares. Shareholders will be taxed in the same manner whether they receive dividends and capital gain distributions in cash or reinvest them in additional Portfolio shares.

Selling or exchanging Portfolio shares is considered a taxable event for shareholders. Depending on the purchase price and the sale price of the shares exchanged or sold, a gain or a loss may result on the transaction. Shareholders are responsible for any tax liabilities generated by their transactions.

Multiple Class Information

The Portfolio offers two classes of shares for eligible investors, Original and Institutional. While each class invests in the same portfolio of securities, the classes have separate expense structures and shareholder privileges. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the Advisor for investment advisory services.

Financial Highlights

Because the Portfolio has not yet commenced, no financial highlights are available.

Other Information

Privacy Notice

Rainier Investment Management Mutual Funds and Rainier Investment Management, Inc.®, collect nonpublic information about you from the following sources:

•  Information we receive from applications or other forms
•  Information you may give us orally
•  Information about your transactions with others or us

We do not disclose any nonpublic personal information about our customers or former shareholders to nonaffiliated third parties, except as required by law, such as in response to inquiries from governmental authorities. We may also disclose information to unaffiliated third parties, such as brokers or custodians, as permitted by law and as needed to provide agreed services to you. The Trust restricts access to your personal and account information to those employees who provide products and services to you. Additionally, we maintain physical, electronic and procedural safeguards to protect your nonpublic personal information. Please contact us directly with any specific questions about our data safeguards.

Index Descriptions

The Standard & Poor’s 500 Index® is an unmanaged index composed of 500 industrial, utility, transportation and financial companies of the U.S. markets. The Index represents about 75% of New York Stock Exchange (NYSE) market capitalization and 30% of NYSE issues. It is a capitalization-weighted index calculated on a total return basis with dividends reinvested.

The Russell 1000 ® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Series of
Rainier Investment Management
Mutual Funds

Growth Equity Portfolio - Institutional

For more information about the Portfolios, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORT
Additional information about the Portfolio’s investments is available in the Portfolio’s Annual and Semi-Annual Report to Shareholders. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Portfolio and is incorporated by reference into this Prospectus.

To receive free copies of the Portfolio’s reports and SAI, request other information or discuss your questions concerning the Portfolio, please contact the Trust at the street or internet address below.

To review and copy information including the Portfolio’s reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C., please call 1-202-551-8090 for information on the operation of the Public Reference Room. Text-only copies are available:

•	For a duplicating fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102, or by electronic request at the following e-mail address:

•	Free of charge from the Commission’s Internet website at http://www.sec.gov.

To reduce the volume of mail you receive, the Portfolio may mail only one copy of the Annual and Semi-Annual Reports, Prospectus and other regulatory materials to your household. You can contact the Portfolio at the address below to request 1) additional copies of these reports, or 2) that we discontinue householding of regulatory materials.

Rainier Investment Management
Mutual Funds
601 Union Street, Suite 2801
Seattle, Washington 98101
TEL 800.248.6314
www.rainierfunds.com
The Trust’s SEC Investment Company
Act file number is 811-8270.

Subject to Completion, Dated May 22, 2006

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
Institutional Shares

Statement of Additional Information

Dated July __, 2006

This Statement of Additional Information (“SAI”) is not a prospectus, and it should be read in conjunction with the Prospectus dated July __, 2006 of the Growth Equity Portfolio - Institutional Shares. In this SAI, the Growth Equity Portfolio may be referred to as the “Portfolio”, a series of the Rainier Investment Management Mutual Funds (the “Trust”). Rainier Investment Management, Inc.® (“RIM” or the “Advisor”) is the Advisor to the Trust and the Portfolio. This SAI is incorporated by reference in its entirety into the Prospectus. The report on the audited statement of assets and liabilities of the Trust for the year ended March 31, 2006 is incorporated by reference in its entirety into this SAI. A copy of the Prospectus may be obtained from the Trust at 601 Union St., Ste. 2801, Seattle, WA 98101 or by calling (800) 248-6314.

TABLE OF CONTENTS

THE TRUST	2
INVESTMENT OBJECTIVES AND POLICIES	2
INVESTMENT RESTRICTIONS	6
PORTFOLIO HOLDINGS	7
MANAGEMENT	8
PORTFOLIO MANAGERS	16
PORTFOLIO TRANSACTIONS AND BROKERAGE 21	18
PORTFOLIO TURNOVER	20
NET ASSET VALUE 24	20
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	21
TAXATION	23
DIVIDENDS AND DISTRIBUTIONS 28	24
PERFORMANCE INFORMATION	24
PROXY VOTING POLICIES AND PROCEDURES	25
ANTI-MONEY LAUNDERING PROGRAM	26
GENERAL INFORMATION 31	26
FINANCIAL STATEMENTS 32	27
APPENDIX 33	28

THE TRUST
The Trust is an open-end investment company organized as a Delaware statutory trust on December 15, 1993. The Trust consists of six separate, diversified portfolios, each of which has it own objective, assets, liabilities and net assets. This SAI relates only to the Growth Equity Portfolio-Institutional Shares. Rainier Investment Management, Inc.® serves as investment advisor to the Trust and the Portfolio.

INVESTMENT OBJECTIVES AND POLICIES

The following information supplements the discussion of the Portfolio’s investment objectives and policies as set forth in its Prospectus. There can be no guarantee that the objective of the Portfolio will be attained.

The Growth Equity Portfolio seeks to maximize long-term capital appreciation. The Portfolio invests primarily in a diversified portfolio of common stocks of U.S. companies.

Repurchase Agreements

Repurchase agreements are transactions in which the Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased security. The majority of these transactions run from day to day and not more than seven days from the original purchase. The purchaser maintains custody of the underlying securities prior to their repurchase; thus the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such underlying securities. If the value of such securities is less than the repurchase price, the other party to the agreement will provide additional collateral so that at all times the collateral is at least equal to the repurchase price.

Although repurchase agreements carry certain risks not associated with direct investments in securities, the Portfolio intends to enter into repurchase agreements only with banks and dealers believed by the Advisor to present minimum credit risks in accordance with guidelines established by the Board of Trustees. The Advisor will review and monitor the creditworthiness of such institutions under the Board’s general supervision. To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the purchaser would suffer a loss. If the other party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there might be restrictions on the purchaser’s ability to sell the collateral and the purchaser could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Portfolio intends to comply with provisions under such Code that would allow them immediately to resell the collateral.

When-Issued Securities

The Portfolio may from time to time purchase securities on a “when-issued” or delayed delivery basis, generally in connection with an underwriting or other offering. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Portfolio to the issuer and no interest accrues to the Portfolio. To the extent that assets of the Portfolio are held in cash pending the settlement of a purchase of securities, the Portfolio would earn no income. While when-issued securities may be sold prior to the settlement date, the Portfolio intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Portfolio makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Advisor does not believe that the Portfolio’s net asset value or income will be adversely affected by the purchase of securities on a when-issued basis. The Portfolio will segregate liquid assets with the Custodian equal in value to commitments for when-issued securities. Such segregated assets either will mature or, if necessary, be sold on or before the settlement date.

Illiquid Securities; Rule 144A Securities

There is no present intention for the Portfolio to hold any illiquid securities. The Portfolio has the right to invest in such securities but not to the extent of more than 15% of its net assets. Illiquid securities include (a) securities for which there is no available market, (b) securities that at the time of purchase have legal or contractual restrictions on resale, (c) repurchase agreements having more than seven days to maturity and (d) fixed time deposits subject to withdrawal penalties (other than those with a term of less than seven days).

Mutual funds do not typically hold a significant amount of restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Portfolio might not be able to dispose of such securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. The Portfolio might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accord with Rule 144A promulgated by the Securities and Exchange Commission, the Trustees may determine that such securities are not illiquid notwithstanding their legal or contractual restrictions on resale.

U.S. Government Obligations

U.S. Government securities include direct obligations issued by the United States Treasury, such as U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years). They also include U.S. Government agencies and instrumentalities that issue or guarantee securities, such as the Federal Home Loan Banks, The Federal National Mortgage Association and the Student Loan Marketing Association. Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some, such as those of the Federal Home Loan Banks, are backed by the right of the issuer to borrow from the Treasury, others by discretionary authority of the U.S. Government to purchase the agencies obligations, while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assess a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

Asset-Backed Securities

The Portfolio may invest in asset-backed receivables, which represent undivided fractional interests in a trust with assets consisting of a pool of domestic loans such as motor vehicle retail installment sales contracts or credit card receivables. Asset-backed receivables are generally issued by governmental, government-related and private organizations. Payments are typically made monthly, consisting of both principal and interest payments. Asset-backed securities may be prepaid prior to maturity and, hence, the actual life of the security cannot be accurately predicted. During periods of falling interest rates, prepayments may accelerate, which would require the Portfolio to reinvest the proceeds at a lower interest. Although generally rated investment grade, it is possible that the securities could become illiquid or experience losses of guarantors or insurers defaults.

Securities Lending

The Portfolio has the ability to lend securities, but have no present intention to do so. The Portfolio may lend its securities in an amount not to exceed 30% of its assets to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulations. Under the present regulatory requirements which govern loans of portfolio securities, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks or securities of the U.S. Government or its agencies.

Foreign Securities

The Portfolio may invest up to 20% of its assets in foreign securities. These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, the Advisor intends to invest only U.S. dollar denominated securities of foreign issuers or American Depositary Receipts (“ADRs”). ADRs are receipts, usually issued by a U.S. bank or trust company, evidencing ownership of the underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars and are designed for use in the U.S. securities markets. A depositary may issue sponsored and unsponsored ADRs without the consent of the foreign issuer of securities, in which case the holder of the ADR may incur higher costs and receive less information about the foreign issuer than the holder of a sponsored ADR.

There are risks associated with investing in foreign securities. There may be less publicly available information about these issuers than is available about companies in the U.S. and foreign auditing requirements may not be comparable to those in the U.S. Interest or dividends on foreign securities may be subject to foreign withholding taxes. Investments in foreign countries may be subject to the possibility of expropriation or confiscatory taxation, exchange controls, political or social instability or diplomatic developments that could aversely affect the value of those investments. The value of foreign securities may be adversely affected by movements in the exchange rates between foreign currencies (including the “euro”) and the U.S. dollar, as well as other political and economic developments.

Futures

To the extent consistent with its investment objectives and policies, the Portfolio may purchase and sell futures contracts with respect to interest rates and securities indices. The Portfolio may use these techniques to hedge against changes in interest rates or securities prices or as part of its overall investment strategies.

An interest rate or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indices as well as financial instruments, including: the S&P 500; the S&P 100; the S&P Midcap 400; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; and bank certificates of deposit.

The Portfolio will use futures contracts in accordance with the applicable rules of the Commodity Futures Trading Commission under which the Trust and the Portfolio each avoid being deemed a “commodity pool” and the Advisor being deemed a “commodity pool operator.” Accordingly, the Portfolio intends generally to limit its use of futures contracts as described below.

The Portfolio might use futures contracts to hedge against anticipated changes in interest rates or securities prices that might adversely affect either the value of the Portfolio’s securities or the price of the securities that the Portfolio intends to purchase. The Portfolio might also buy futures contracts on securities indexes with respect to a large cash investment in the Portfolio pending full investment of that cash in stocks.

The Portfolio will enter into only those futures contracts that are standardized and quoted on an automated quotation system or traded on a U.S. exchange, board of trade or similar entity.

When a purchase or sale of a futures contract is made by the Portfolio, the Portfolio is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Each day the Portfolio pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by the Portfolio but is instead a settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Portfolio will mark to market its open futures positions.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month).

The Portfolio will enter into positions in futures contracts for “bona fide hedging” purposes and for other investment purposes. With respect to positions in futures that do not constitute bona fide hedging positions, the Portfolio will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions (plus premiums paid by it for open futures positions, less the amount by which any such futures are “in-the-money”) would exceed 5% of the Portfolio’s net assets.

When purchasing a futures contract, the Portfolio will designate (and mark-to-market on a daily basis) assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the contract value of the futures contract.

There are several risks associated with the use of futures contracts. A purchase or sale of a futures contract may result in losses substantially in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given futures transaction not to achieve its objectives. A decision as to whether, when and how to use futures involves the exercise of skill and judgment, and even a well-conceived investment may be unsuccessful to some degree because of market behavior or unexpected interest rate or securities price trends.

There can be no assurance that a liquid market will exist at a time when the Portfolio seeks to close out a futures contract, and the Portfolio would remain obligated to meet margin requirements until the position is closed.

Short-Term Investments

The Portfolio may invest in any of the following securities and instruments:

Certificates of Deposit, Bankers’ Acceptances and Time Deposits. The Portfolio may hold certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Portfolio will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

In addition to buying certificates of deposit and bankers’ acceptances, the Portfolio also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper and Short-Term Notes. The Portfolio may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s Ratings Group, “Prime-1” or “Prime-2” by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in the Appendix.

INVESTMENT RESTRICTIONS

The Trust, on behalf of the Portfolio, has adopted the following fundamental investment policies and restrictions in addition to the policies and restrictions discussed in the prospectus. With respect to the Portfolio, the policies and restrictions listed below cannot be changed without approval by the holders of a “majority of the outstanding voting securities” of the Portfolio, which is defined in the Investment Company Act of 1940 (the “1940 Act”) to mean the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares. As a matter of fundamental policy, the Portfolio is diversified; i.e., as to 75% of the value of the Portfolio’s total assets, no more than 5% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities).

In addition, the Portfolio may not:

1.
Issue senior securities, borrow money or pledge its assets, except that the Portfolio may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding;

2.	Make short sales of securities or maintain a short position, except for short sales against the box;

3.	Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

4.
Write put or call options, except that the Portfolio reserves the right to write put or call options for hedging or other purposes as may subsequently be described in its Prospectus and permitted under applicable federal and state laws and regulations;

5.	Act as underwriter (except to the extent the Portfolio may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

6.
Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry, other than U.S. Government securities (except that the Portfolio reserves the right to invest all of its assets in shares of another investment company);

7.
Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Portfolio may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

8.
Purchase or sell commodities or commodity futures contracts, except that the Portfolio may purchase and sell stock index futures contracts and interest rate futures contracts to the extent described in its Prospectus or in this SAI and as permitted under applicable federal and state laws and regulations;

9.	Make loans (except for purchases of debt securities consistent with the investment policies of the Portfolio and except for repurchase agreements);

10.	Make investments for the purpose of exercising control or management; or

11.	Invest in oil and gas limited partnerships or oil, gas or mineral leases.

The Portfolio observes the following restrictions as a matter of operating but not fundamental policy, pursuant to positions taken by federal regulatory authorities:

The Portfolio may not:

1.
Purchase any security if as a result the Portfolio would then hold more than 10% of any class of voting securities of an issuer (taking all common stock issues as a single class, all preferred stock issues as a single class, and all debt issues as a single class) except that the Portfolio reserves the right to invest all of its assets in a class of voting securities of an investment company;

2.	Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

3.
Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.

PORTFOLIO HOLDINGS

RIM provides advisory services to the Portfolio. As a result, employees of RIM may have access to the portfolio holdings of the Portfolio. The Trust and RIM have each adopted a code of ethics pursuant to Rule 17j-1 of the 1940 Act designed to prohibit fraudulent or deceitful conduct. In addition, the Portfolio and RIM adhere to the following policy, which is intended to supplement such codes of ethics. The policy is designed to ensure that any disclosure of information about the Portfolio’s portfolio holdings is in the best interests of Portfolio shareholders. Information about the Portfolio’s portfolio holdings will not be distributed to any person unless:

•	The disclosure is required to respond to a regulatory request, court order or other legal proceedings;

•
The disclosure is to a mutual fund rating or, statistical agency or person performing similar functions who has signed an agreement with the Trust that requires such information to be kept confidential and prohibits such agency or person from trading based on the information;

•
The disclosure is made to internal parties involved in the operations of the Portfolio, such as the investment process, administration, pricing or custody of the Portfolio, including but not limited to RIM, U.S. Bancorp Fund Services, LLC , U.S. Bank, N.A., legal counsel retained by the Portfolio or the Adviser, the Portfolio’s auditors, and the Trust’s Board of Trustees (which may be delayed for at least 15 days for the non-interested trustees as provided in the Trust’s Code of Ethics;

•
The disclosure is (a) in connection with a quarterly, semi-annual or annual report that is available to the public or (b) relates to information that is otherwise available to the public (e.g. portfolio information that is available on the Trust’s website); or

•	The disclosure is made pursuant to prior written approval of the Chief Compliance Officer of RIM, the Chief Compliance Officer of the Trust, or the President of the Trust.

Portfolio holdings information may be disclosed without a time lag (i.e., current holdings) under the circumstances listed above; however, information on the Trust’s public website or in public records, such as shareholders reports, will generally be subject to a time lag. A complete list of the Portfolio’s portfolio holdings will be available on the Trust’s public website on or about the 60th day after each calendar quarter end. Portfolio characteristics and summary information will be available on the Trust’s public website on or about the 10th day after each month end and will include, but are not limited to:
▪	Top ten holdings
▪	Portfolio market capitalization
▪	Portfolio earnings per share information
▪	Sector weighting
▪	Asset allocation

Any suspected breach of the Trust’s portfolio holdings disclosure policy is required to be reported immediately to the Chief Compliance Officer of RIM and the Chief Compliance Officer of the Trust. Such breaches are also to be reported to the Trust’s Board of Trustees.

Currently, the Trust has ongoing arrangements to make available information about the Portfolio’s portfolio securities to: RIM, U.S. Bancorp Fund Services, LLC, U.S. Bank, N.A., and the Trust’s Board of Trustees.

The Trust and the Adviser do not receive compensation in connection with the disclosure of information about the securities held in the Portfolio.

MANAGEMENT

The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. The day-to-day operations of the Trust and the Portfolio are delegated to their officers, subject to their investment objectives and policies and to general supervision by their Board of Trustees.

The following table lists the Trustees and officers of the Trust, their ages, business addresses and principal occupations during the past five years. Unless otherwise noted, each individual has held the position listed for more than five years.
Name Address, and Age	Position Held	Date Elected*	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
“Non-interested” Trustees
James E. Diamond, Jr. PO Box 548 Scappoose, OR 97056 Born 1946	Trustee	March 1994
President of Taylormade Products, Inc. (manufacturer of wooden pallets and shipping materials), 2003 to present. Chief Operating Officer, Homestead Capital (non-profit housing projects) from 2000 to present. President and Chief Financial Officer of Paul O. Giesey Adcrafters, Inc. (printing and typography) from 1991 to 1999.
				Five	None
John W. Ferris 601 Union Str, Ste. 2801 Seattle, WA 98101 Born 1940	Trustee	March 1995	Consultant to international companies from 1998 to present. Partner of Peterson Sullivan PLLC. (Certified Public Accountants) , prior to 1998.	Five	None
Gary L. Sundem University of Washington School of Business Seattle, WA 98195 Born 1944	Trustee	March 1994	Professor of Accounting; University of Washington from 1971 to present.	Five	None

Name Address, and Age	Position Held	Date Elected*	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
“Interested” Trustees** and Other Officers
J. Glenn Haber** 601 Union St., Ste. 2801 Seattle, WA 98101 Born 1952	Trustee, CEO, Secretary, and Treasurer	March 1994	Principal of the Advisor	Five	Rainier Investment Management, Inc.

Name Address, and Age	Position Held	Date Elected*	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
John W. O’Halloran** 601 Union St. Ste. 2801 Seattle, WA 98101 Born 1960	President	June 2003	Officer of Columbia Management Co. (Investment Management)	N/A	N/A
James R. Margard** 601 Union St., Ste. 2801 Seattle, WA 98101 Born 1952	Vice President	January 1994	Principal of the Advisor	N/A	N/A
Michael E. Raney** 601 Union St. Ste. 2801 Seattle, WA 98101 Born 1948	Vice President	January 1994	Principal of the Advisor	N/A	N/A
Mark H. Dawson** 601 Union St., Ste. 2801 Seattle, WA 98101 Born 1956	Vice President	June 2004	Principal of the Advisor	N/A	N/A
Peter M. Musser** 601 Union St. Ste. 2801 Seattle, WA 98101 Born 1956	Vice President	June 2004	Principal of the Advisor	N/A	N/A

Robert M. Slotky 2020 E. Financial Way Suite 100 Glendora, CA 91741 Born 1947	Vice President and Chief Compliance Officer	Since September, 2004	Vice President, U.S. Bancorp Fund Services, LLC since July 2001; formerly, Senior Vice President, ICA (May 1997-July 2001).	N/A	N/A
_____________________________________
*Trustees and officers of the Trust serve until their resignation, removal or retirement.
**Denotes “interested person” as defined in the 1940 Act. This person is an affiliate of the Advisor and the Trust.

The Board has two standing committees: the Audit Committee and the Nominating Committee. The Audit Committee is comprised of the three Independent Trustees—James E. Diamond Jr., John W. Ferris and Gary L. Sundem —and is responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust. The Nominating Committee is comprised of James E. Diamond Jr. and Gary L. Sundem and is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time. The Audit Committee met _____ during the last fiscal year. The Nominating Committee did not meet during the last fiscal year.

Fund Shares Owned by Trustees as of December 31, 2005

Amount Invested Key
--	$0
A.	$1-$10,000
B.	$10,001-$50,000
C.	$50,001-$100,000
D.	over $100,000

Trustees	Growth Equity Portfolio	Aggregate Dollar Range of Ownership as of December 31, 2005 in all Portfolio(s) overseen by Trustee in the Portfolio Complex.*
Non-interested Trustees
James E. Diamond, Jr.
John W. Ferris
Gary L. Sundem
Interested Trustee
J. Glenn Haber
* Aggregate dollar ranges reflect Trustees’ ownership of Original Class shares in the Portfolio Complex that are discussed in a separate Statement of Additional Information.

Trustee Compensation
The officers of the Trust and the Trustees who are considered “interested persons” of the Trust receive no compensation directly from the Trust for performing the duties of their offices. However, those officers and Trustees who are officers or principals of the Advisor may receive remuneration indirectly because the Advisor receives a management fee from the Portfolio. The Trustees who are not affiliated with the Advisor receive an annual retainer of $20,000 plus $2,500 per meeting. The aggregate compensation paid by the Portfolio of the Trust to each of the Trustees during the fiscal year ended March 31, 2006 is set forth below:
Name of Trustee	Aggregate Compensation Paid from Trust	Deferred Compensation Accrued as Part of Trust Expenses	Total Compensation from Trust	Number of Portfolios in Trust
J. Glenn Haber
James E. Diamond, Jr.
Gary L. Sundem
John W. Ferris

The Portfolio does not maintain pension or retirement plans for Trustees.

Principal Shareholders and Control Persons

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of any of the Portfolio. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. To the best knowledge of the Portfolio, shareholders owning 5% or more of the outstanding Institutional Shares of the Portfolio as of record are set forth below:
Portfolio	Shareholder Name & Address	% held as of June 30, 2006

Portfolio	Shareholder Name & Address	% held as of June 30, 2006

Portfolio	Shareholder Name & Address	% held as of June 30, 2006

As of June 30, 2006, the current Trustees and officers of the Trust as a group held of record and beneficially less than 1% of the outstanding shares of the Growth Equity Portfolio -Institutional Shares.

The Advisor

Subject to the supervision of the Board of Trustees, investment management and services are provided to the Portfolio by the Advisor, pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor provides a continuous investment program for the Portfolio and makes decisions and places orders to buy, sell or hold particular securities. In addition to the fees payable to the Advisor and the Administrator, the Portfolio and the Trust are responsible for their operating expenses, including: (1) interest and taxes; (2) brokerage commissions; (3) insurance premiums; (4) compensation and expenses of Trustees other than those affiliated with the Advisor or the Administrator; (5) legal and audit expenses; (6) fees and expenses of the custodian, shareholder service and transfer agents; (7) fees and expenses for registration or qualification of the Trust and its shares under federal or state securities laws; (8) expenses of preparing, printing and mailing reports, notices and proxy material to shareholders; (9) other expenses incidental to holding any shareholder meetings; (10) dues or assessments of or contributions to the Investment Company Institute or any successor; (11) such non-recurring expenses as may arise, including litigation affecting the Trust or the Portfolio and the legal obligations with respect to which the Trust or the Portfolio may have to indemnify its officers and Trustees; and (12) amortization of organization costs.

Under the Advisory Agreement, the Advisor is not liable to the Portfolio for any error of judgment by the Advisor or any loss sustained by the Trust or Portfolio except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

The Advisory Agreement continues automatically for successive annual periods, provided that such continuance is specifically approved at least annually (1) by a majority vote of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and (2) by the Board of Trustees or by vote of a majority of the outstanding voting securities.

In determining whether to renew the Advisory Agreement each year, the Board of Trustees evaluates information provided by the Advisor in accordance with Section 15(c) of the 1940 Act. At its last annual review meeting in March 2005, the Board considered a number of facts in recommending renewal of the existing Agreement. The Portfolio’s annual report to shareholders contains a detailed discussion of the Board’s considerations in connection with the Board’s renewal of that Agreement with respect to the Portfolio.

The Advisory Agreement is terminable by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Portfolio at any time without penalty, on 60 days written notice to the Advisor. The Advisory Agreement also may be terminated by the Advisor on 60 days written notice to the Portfolio. The Advisory Agreement terminates automatically upon its assignment (as defined in the 1940 Act).

Advisory fees, waiver and expense reimbursements/(recoupment) for the last three fiscal years were as follows:

Fiscal year ending March 31, 2006:	Gross Advisory Fee	Expenses Waived or Reimbursed/ (Recouped)
Growth Equity Portfolio

Fiscal year ending March 31, 2005:	Gross Advisory Fee	Expenses Waived or Reimbursed/ (Recouped)
Growth Equity Portfolio	$44,278	$58,971

Fiscal year ending March 31, 2004:	Gross Advisory Fee	Expenses Waived or Reimbursed/ (Recouped)
Growth Equity Portfolio	$43,448	$61,313

The Administrator

The Trust has an Administration Agreement with U.S. Bancorp Fund Service, LLC (the “Administrator”). The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Portfolio; prepare all required filings necessary to maintain the Portfolio’s qualification and/or registration to sell shares in all states where the Portfolio currently does, or intends to do, business; coordinate the preparation, printing and mailing of all materials (e.g., annual reports) required to be sent to shareholders; coordinate the preparation and payment of Portfolio-related expenses; monitor and oversee the activities of the Portfolio’s servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Portfolio’s daily expense accruals; and perform such additional services as may be agreed upon by the Trust and the Administrator. For its services, the Administrator receives a monthly fee from the Portfolio at the annual rate of 0.10% of the first $100 million of average daily net assets, 0.05% of the next $100 million, and 0.03% of assets over $200 million, subject to an annual minimum of $40,000 for the first class of shares and $3,333 for each additional class of shares. The Portfolio paid the following administration fees for the fiscal years ended March 31:

	2006	2005	2004
Growth Equity Portfolio		$12,001	$12,034

The Distributor

Quasar Distributor, LLC. (the “Distributor”), an affiliate of the Administrator, acts as the Portfolio’s principal underwriter in a continuous public offering of the Portfolio’s shares. The Distribution Agreement between the Trust and the Distributor continues in effect from year to year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of the Portfolio (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto, upon 60 days’ written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.

PORTFOLIO MANAGERS

Daniel Brewer is a Senior Portfolio Manager for the Growth Equity Portfolio. Mr. Brewer is also a Principal and a firm shareholder. The following provides information regarding other accounts managed by Mr. Brewer as of December 31, 2005:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

Mark Broughton is a Senior Portfolio Manager for the Growth Equity Portfolio. Mr. Broughton is also a Principal and a firm shareholder. The following provides information regarding other accounts managed by Mr. Broughton as of December 31, 2005:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

Mark Dawson is a Senior Portfolio Manager for the Growth Equity Portfolio. Mr. Dawson is also a Principal and a firm shareholder. The following provides information regarding other accounts managed by Mr. Dawson as of December 31, 2005:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

James Margard is a Senior Portfolio Manager for the Growth Equity Portfolio. Mr. Margard is also a Principal and a firm shareholder The following provides information regarding other accounts managed by Mr. Margard as of December 31, 2005:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

Peter Musser is a Senior Portfolio Manager for the Growth Equity Portfolio. Mr. Musser is also a Principal and a firm shareholder. The following provides information regarding other accounts managed by Mr. Musser as of December 31, 2005:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

As of the Portfolio’s most recently completed fiscal year of March 31, 2006, the Portfolio Managers beneficially owned shares of the Portfolios as follows:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Portfolios (A. None, B. $1-$10,000, C. $10,001-$50,000, D. $50,001-$100,000, E. 100,001-$500,000, F. 500,001-$1,000,000, G. Over $1,000,000)
Growth Equity
Daniel Brewer
Mark Broughton
Mark Dawson
James Margard
Peter Musser

Compensation
All Portfolio Managers are compensated by the Portfolio’s Advisor. All Portfolio Managers receive a fixed salary. Portfolio Managers who are shareholders receive a dividend based on numbers of RIM shares owned. Portfolio Managers who are firm principals, but not shareholders receive a profit share bonus based on a fixed percentage of the Advisor’s net income. Portfolio Managers who are neither shareholders nor principals receive an annual subjective bonus based on general criteria such as teamwork, contribution to investment results and client servicing.

Material Conflicts of Interest
The compensation paid to RIM for managing the Portfolio is based only on a percentage of assets under management. Portfolio Managers, depending on whether they are principals of RIM, benefit from RIM’s revenues and profitability. But no Portfolio Managers are compensated based directly on fee revenue earned by RIM on particular accounts in a way that would create a material conflict of interest in favoring particular accounts over other accounts.

Execution and research services provided by brokers may not always be utilized in connection with the Portfolio or other client accounts that may have provided the commission or a portion of the commission paid to the broker providing the services. RIM allocates brokerage commissions for these services in a manner that it believes is fair and equitable and consistent with its fiduciary obligations to each of its clients.

If a Portfolio Manager identifies a limited investment opportunity that may be suitable for more than one Portfolio or other client account, the Portfolio may not be able to take full advantage of that opportunity. To mitigate this conflict of interest, RIM aggregates orders of the Portfolio it advises with orders from each of its other client accounts in order to ensure that all clients are treated fairly and equitably over time and consistent with its fiduciary obligations to each of its clients.

PORTFOLIO TRANSACTIONS AND BROKERAGE

In all purchases and sales of securities for the Portfolio, the primary consideration is to obtain the most favorable price and execution available. Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Portfolio and which broker-dealers are eligible to execute portfolio transactions, subject to the instructions of and review by the Trust’s Board of Trustees.

Purchases of portfolio securities may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities the Portfolio will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own accounts. Purchases from underwriters will include a commission paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are substantially the same, the Advisor will also consider whether that Broker/Dealer has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor will use its best efforts to choose a broker-dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors.

In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available and the transaction involves a brokerage commission, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacity for the Portfolio and for other accounts, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to, and not in lieu of, the services required to be performed by it under the Agreement, to be useful in varying degrees, but of indeterminable value. The Board of Trustees reviews all brokerage allocations where services other than best price/execution capabilities are a factor to ensure that the other services provided meet the tests outlined above and produce a benefit to the Portfolio.

The placement of portfolio transactions with broker-dealers who sell shares of the Portfolio is subject to rules adopted by the National Association of Securities Dealers, Inc. (“NASD”). Provided the Trust’s officers and the Advisor are satisfied that the Portfolio is receiving the most favorable price and execution available, the Advisor may also consider a variety of other factors in the selection of broker-dealers to execute the Portfolio’s transactions, including the sale of the Portfolio’s shares, the inclusion of the Advisor or the Portfolio on lists of recommended investment organizations, or the referral of prospective shareholders for the Portfolio. These arrangements could be viewed as creating a conflict of interest between the Advisor’s interest in benefiting from further such efforts by those broker-dealers and the Advisor’s fiduciary duty to obtain best execution for the Portfolio.

Investment decisions for the Portfolio are made independently from those of other client accounts of the Advisor. Nevertheless, it is possible that at times the same securities will be acceptable for the Portfolio and for one or more of such client accounts. To the extent any of these client accounts and the Portfolio seek to acquire the same security at the same time, the Portfolio may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price to obtain a lower yield for such security. Similarly, the Portfolio may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Portfolio is purchasing or selling, each day’s transactions in such security will be allocated between the Portfolio and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts, the amount being purchased or sold and other factors deemed relevant by the Advisor. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Portfolio is concerned. In other cases, however, it is believed that the ability of the Portfolio to participate in volume transactions may produce better executions for the Portfolio.

Depending on the Advisor’s view of market conditions, the Portfolio may or may not purchase debt securities with the expectation of holding them to maturity, although its general policy is to hold securities to maturity. The Portfolio may, however, sell securities prior to maturity to meet redemptions or as a result of a revised management evaluation of the issuer.

The Portfolio does not effect securities transactions through broker-dealers in accordance with any formula, nor do they effect securities transactions through such broker-dealers solely for selling shares of the Portfolio or providing other potential marketing benefits to the Portfolio. However, as stated above, the Portfolio and the Advisor may from time to time benefit from marketing or distribution efforts by broker-dealers who execute transactions for the Portfolio.

The Portfolio paid the following brokerage commissions for the fiscal years ended March 31, 2006, March 31, 2005 and March 31, 2004:

	2006	2005	2004
Growth Equity Portfolio	$16,232	$15,804	$18,215

Of the broker commissions paid above for the fiscal year ended March 31, 2006, the following was paid to brokers who furnished research services:

	2006	Dollar value of Transaction
Growth Equity Portfolio

Of the brokerage commissions paid above for the fiscal years ended March 31, 2005 and March 31, 2004, commissions paid to a former affiliate of the Trust’s Distributor, were as follows:

	2004
	Commissions Paid to Affiliate	% of Total Commissions
Growth Equity	$110	0.70%

As of March 31, 2006, the Portfolio owned securities of the Investment Company’s regular brokers or dealers or their parents (as defined in Rule 10b-1 promulgated under the 1940 Act).

Portfolio	Securities	Market Value
Growth Equity Portfolio

PORTFOLIO TURNOVER

Although the Portfolio generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Portfolio’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to transaction costs and may result in a greater number of taxable transactions. See Portfolio Transactions and Brokerage. The Portfolio’s rate of portfolio turnover for the fiscal years ended March 31, 2006 and March 31, 2005 is as follows:

	2006	2005
Growth Equity Portfolio	%	118.96%

NET ASSET VALUE

As noted in the Prospectus, the net asset value and offering price of shares of the Portfolio will be determined once daily as of the close of public trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading. The Portfolio does not expect to determine the net asset value of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share. However, the net asset value of the Portfolio’s shares may be determined on days the NYSE is closed or at times other than 4:00 p.m. if the Board of Trustees decides it is necessary.

In valuing the Portfolio’s assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined. Portfolio securities listed on the Nasdaq Stock Market, Inc. (“Nasdaq”) will be valued at the Nasdaq Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on Nasdaq on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on Nasdaq are valued at the current or last bid price. If no bid is quoted on such day or if the market quotation is otherwise not available or believed not to represent fair value for the security, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security’s fair value. Debt securities with remaining maturities of 60 days or less are normally valued at amortized cost, unless the Board of Trustees determined that amortized cost does not represent fair value. Cash and receivables will be valued at their face amounts. Interest will be recorded as accrued, and dividends will be recorded on their ex-dividend date. All other assets of the Portfolio are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

The net asset value per share of the Portfolio is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Portfolio outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

Net Assets	=	Net Asset Value per share
Shares Outstanding

Since the Institutional Class of the Growth Equity Portfolio has not yet commenced, there is no calculation of net asset value per share available.

The net asset value of the Portfolio’s shares will fluctuate and is determined as of the close of trading on the NYSE, normally 4:00 p.m.(Eastern time) each business day. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Portfolio’s Prospectus regarding the purchase and redemption of Portfolio shares.

How to Buy Shares

You may purchase shares of the Portfolio from the Transfer Agent or from selected securities brokers, dealers or financial intermediaries. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined net asset value after receipt of the order by such agent before the Portfolio’s daily cutoff time. Orders received after that time will be purchased at the next-determined net asset value.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Portfolio’s shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Portfolio, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain retirement and other employee benefit plans, for the Advisor’s employees, clients or their affiliates, for advisors or financial institutions offering investors a program of services or any other person or organization deemed appropriate by the Trust.

The U.S. Postal Service or other independent delivery services are not agents of the Trust. Therefore, a deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box of purchase applications does not constitute receipt by U.S. Bancorp Fund Services, LLC or the Trust. The Trust and the Transfer Agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire system, or from incomplete wiring instructions.

How to Sell Shares

Payments to shareholders for Portfolio shares redeemed directly from the Portfolio will be made as promptly as possible but no later than seven days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Portfolio’s Prospectus, except that the Portfolio may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Portfolio not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Portfolio’s shareholders. At various times, the Portfolio may be requested to redeem shares for which it has not yet received confirmation of good payment. In this circumstance, the Portfolio may delay the redemption until payment for the purchase of such shares has been collected and confirmed to the Portfolio.

Selling shares directly to the Portfolio

When selling shares to the Portfolio, you must send a signed letter of instruction to the Transfer Agent. The price you will receive is the next net asset value calculated after the Transfer Agent receives your request in proper form. In order to receive that day’s net asset value, the Transfer Agent must receive your request before the close of regular trading on the NYSE.

Selling shares through your investment representative

Your investment representative must receive your request before the close of regular trading on the NYSE to receive that day’s net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services.

Delivery of proceeds

The Portfolio generally sends you payment for your shares the business day after your request is received in proper form, assuming the Portfolio has collected payment of the purchase price of your shares. Under unusual circumstances, the Portfolio may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

Telephone redemptions

Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Portfolio or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing, exchanging or redeeming shares of the Portfolio and depositing and withdrawing monies from the bank account specified in the shareholder’s latest Account Application or as otherwise properly specified to the Portfolio in writing. The Trust reserves the right to refuse a telephone redemption request if it believes that the person making the request is neither the record owner of the shares being redeemed nor otherwise authorized by the shareholder to request the redemption.

The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Trust may be liable for any losses due to unauthorized or fraudulent instructions. An investor agrees, however, that if such procedures are used, neither the Trust nor the Portfolio or its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus, or contact your investment representative. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

Redemptions-in-kind

Subject to compliance with applicable regulations, the Portfolio has reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

TAXATION

The Portfolio is a taxed as separate entities under the Internal Revenue Code (the “Code”), and each intends to continue to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Code. In each taxable year that the Portfolio qualifies, the Portfolio (but not its shareholders) will not be subject to federal income tax on that part of its investment company taxable income (consisting generally of interest and dividend income, net short-term capital gain and net realized gains from currency transactions) and net capital gain that is distributed to shareholders.

In order to qualify for treatment as a RIC, the Portfolio must distribute annually to shareholders at least 90% of its investment company taxable income and must meet several additional requirements. Among these requirements are the following: (1) at least 90% of the Portfolio’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in securities or currencies; (2) at the close of each quarter of the Portfolio’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, limited in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of the Portfolio’s taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

The Portfolio will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Under the Code, the Portfolio will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Portfolio shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Portfolio shares may be subject to withholding of federal income tax at the rate of 31 percent in the case of non-exempt shareholders who fail to furnish the Portfolio with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Portfolio with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Trust reserves the right to refuse to open a Portfolio account for any person failing to provide a certified taxpayer identification number.

As required by U.S. Treasury Regulations governing tax practice, you are hereby advised that any written tax advice contained herein was not written or intended to be used (and cannot be used) by any taxpayer for the purpose of avoiding penalties that may be imposed under the Code.

The advice was prepared to support the promotion or marketing of the transactions or matters addressed by the written advice.

Any person reviewing this discussion should seek advice based on such person’s particular circumstances from an independent tax advisor.

DIVIDENDS AND DISTRIBUTIONS

Dividends from the Portfolio’s investment company taxable income (whether paid in cash or invested in additional shares) will be taxable to shareholders as ordinary income to the extent of the Portfolio’s earnings and profits. Distributions of the Portfolio’s net capital gain (whether paid in cash or invested in additional shares) will be taxable to shareholders as long-term capital gain, regardless of how long they have held their Portfolio shares.

Any dividend or distribution paid by the Portfolio has the effect of reducing the net asset value per share on the reinvestment date by the amount of the dividend or distribution. Investors should note that a dividend or distribution paid on shares purchased shortly before such dividend or distribution was declared will be subject to income taxes as discussed above, even though the dividend or distribution represents, in substance, a partial return of capital to the shareholder.

Dividends declared by the Portfolio in October, November or December of any year and payable to shareholders of record on a date in one of such months will be deemed to have been paid by the Portfolio and received by the shareholders on the record date if the dividends are paid by the Portfolio during the following January. Accordingly, such dividends will be taxed to shareholders for the year in which the record date falls.

PERFORMANCE INFORMATION
From time to time, the Portfolio may state its total return in its Prospectus. Any statements of total return will be accompanied by information on the Portfolio’s average annual compounded rate of return for the most recent one, five and ten year periods, or shorter periods from inception, through the most recent calendar quarter.

Total Return

Average annual total return quotations used in the Portfolio’s Prospectus are calculated according to the following formula:

Return Before Taxes

P(1 + T)n = ERV

where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

Return After Taxes on Distributions

P(1 + T)n = ATVD

where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ATVD equals the ending value of a hypothetical payment made at the beginning of the periods at the end of periods, after taxes (highest individual marginal federal income tax rate) on distributions but not after taxes on redemption.

Return After Taxes on Distributions and Sale of Fund Shares

P(1 + T)n = ATVDR

where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ATVDR equals the ending value of a hypothetical payment made at the beginning of the periods at the end of periods, after taxes (highest individual marginal federal income tax rate) on distributions and redemption.

For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures, which explain the Trust’s general voting procedures and considerations when voting proxies. The Trust has delegated its proxy voting responsibilities to the Advisor, subject to the supervision of the Board of Trustees.

According to the Policies, the Advisor votes proxies on a pre-established set of guidelines and on the recommendations of an independent third party, Institutional Shareholder Services (“ISS”). ISS makes its recommendations based on its independent objective analysis of the economic interests of the shareholders, but the Advisor retains ultimate responsibility for the votes. Generally, the Advisor votes in accordance with ISS’ recommendations. This process insulates the Advisor’s voting decisions from any potential conflicts of interest.

If the Advisor believes ISS is not acting on behalf of the best interests of the Trust and its shareholders, the Advisor will not vote with ISS. The Advisor reviews each vote on a case-by-case basis and may decide to override ISS vote recommendations based on the following information:

•	Issues called out by other established proxy voting guidelines, such as the AFL-CIO Proxy Voting Guidelines
•	Issues concerning expensing of stock options
•	Issues that ISS itself considers on a case-by-case basis

Conflicts of Interest

The Advisor’s duty is to vote in the best interests of its clients and Trust shareholders. Therefore, in situations where there is a conflict of interest between the interests of the Advisor and the interests of the client, the Advisor will take one of the following steps to resolve the conflict:

1.
Follow the recommendation of another nationally recognized third-party proxy advisory service, and document the reasons for overriding ISS and voting in accordance with the recommendation of the other third party;

2.	Decide independently how to vote the proxies notwithstanding its material conflict of interest, provided it carefully and fully documents its reasons for voting in the manner proposed;
3.	Disclose the conflict to the client or, with respect to a Fund, the Board (or its delegate) and obtain the client’s or Board’s direction to vote the proxies;
4.	Erect information barriers around the person or persons making the voting decision sufficient to insulate the decision from the conflict;
5.
Abstain from voting on the proposal if the Advisor determines that (a) an abstention is in the best interest of the affected clients as a whole, (b) the expected benefit to the affected clients as a whole of voting the proxy exceeds the costs of voting the proxy, (c) the Advisor concludes that the value of the affected clients’ economic interest as a whole in the proposal or the value of the portfolio holding is insignificant, or (d) the Advisor has not received a timely response from the client;

6.	Implement any other procedure that results in a decision that is demonstrably based on the client’s best interest and not in the product of the conflict.

More Information

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will first become available after August 31 of each year, and at such time the information will be available without charge, upon request by calling toll-free 800-248-6314, by accessing the Portfolio’s website at www.rainierfunds.com and by accessing the SEC’s website at www.sec.gov. The Trust will send a description of its proxy voting policies and procedures within three business days of receipt of a request.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

GENERAL INFORMATION

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Portfolio. Each share represents an interest in the Portfolio proportionately equal to the interest of each other share. Upon the Trust’s liquidation, all shareholders would share pro rata in the net assets of the Portfolio in question available for distribution to shareholders. If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create additional series of shares which differ from each other only as to dividends. The Board of Trustees has created five series of shares, and may create additional series in the future, which have separate assets and liabilities. Income and operating expenses not specifically attributable to the Portfolio are allocated fairly among the Portfolio by the Trustees, generally on the basis of the relative net assets of the Portfolio.

The Trust may also create different classes of shares. Currently, the Trust offers two classes of shares, its Original class of shares and an institutional class of shares. . Each class of shares has identical rights and privileges except with respect to voting matters affecting a single class of shares and the exchange privilege of each class of shares.

Shareholders are entitled to one vote for each full share (and fractional votes for fractional shares) and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. It is not contemplated that regular annual meetings of shareholders will be held. The Declaration of Trust provides that the shareholders have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its shares. In addition, ten shareholders holding the lesser of $25,000 worth or 1% of the shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

Investors will be informed of the Portfolio’s progress through periodic reports. Financial statements certified by independent public accountants will be submitted to shareholders at least annually.

The Boards of the Trust, the Advisor and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. The Advisor’s Code prohibits personnel of the Advisor to invest in securities other than mutual funds and US Treasuries. The Distributor’s Code permits, subject to certain conditions, personnel of the Distributor to invest in securities that may be purchased or held by the Portfolio.

The Trust’s custodian, U.S. Bank N.A., is responsible for holding the Portfolio’s assets, and also acts as the Trust’s transfer and accounting services agent. KPMG LLP has been selected as the independent registered public accounting firm for the Trust. KPMG LLP provides audit services, tax return preparation and reviews of certain Securities and Exchange Commission filings.

FINANCIAL STATEMENTS

Incorporated by reference herein are portions of the Trust’s Annual Report to shareholders for the fiscal year ending March 31, 2006 under the headings: “Report of Independent Registered Public Accounting Firm,” “Schedule of Investments,” “Statement of Assets and Liabilities,” “Statement of Operations,” “Statement of Changes in Net Assets,” “Financial Highlights” and “Notes to Financial Statements.” A copy of the Trust’s Annual Report accompanies this SAI and also can be obtained at no charge by calling 1-800-248-6314 or writing the Trust.

APPENDIX
DESCRIPTION OF RATINGS

Moody’s Investors Service, Inc.: Credit Ratings

Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Moody’s applies numerical modifiers “1”, “2” and “3” to both the Aaa and Aa rating classifications. The modifier “1” indicates that the security ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3” indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor’s Ratings Group: Credit Ratings

AAA--This is the highest rating assigned by Standard & Poor’s to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree.

A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Fitch Ratings

AAA—Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA—Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A—High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB—Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Commercial Paper Ratings

Moody’s commercial paper ratings are assessments of the issuer’s ability to repay punctually promissory obligations. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1--highest quality; Prime 2--higher quality; Prime 3--high quality.

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest.

Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers “1”, “2” and “3” to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A “+” designation is applied to those issues rated “A-1” which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation “A-2” is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation “A-3” have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
PART C

OTHER INFORMATION

Item 23. EXHIBITS.

(a)	Declaration of Trust[1]

(i)	Certificate of Trust[1]
(ii)	Agreement and Declaration of Trust[1]

(b)	Bylaws[1]

(c)	Instruments Defining Rights of Security Holders - Incorporated by reference to the Articles of Incorporation and Bylaws.

(d)	(i)	Investment Advisory Agreement [2]

(ii)	Operating Expenses Agreement[2]

(e)	Distribution Agreement by and between Registrant and Quasar Distributor, LLC[6]

(f)	Bonus or Profit Sharing Contracts - Not applicable.

(g)	Custody Agreement by and between Registrant and U.S. Bank, N.A.[2]

(h)	Other Material Contracts

(i)	Administration Agreement by and between Registrant and U.S. Bancorp Fund Services, LLC[5]

(ii)	Fund Accounting Servicing Agreement[2]

(iii)	Transfer Agent Agreement[2]

(iv)	Services Agreement[2]

(v)	Assignment of Administration Agreement [7]

(i)	Consent of Counsel Legal Opinion of Paul, Hastings, Janosfsky & Walker LLP[4]

(j)	Consent of Independent Public Accountants, KMPG, LLP - to be filed by amendment.

(k)	Omitted Financial Statements - Not applicable.

(l)	Agreement Relating to Initial Capital[3]

(m)	Rule 12b-1 Plan[2]

(n)	Rule 18f-3 Plan[6]

(o)	Reserved.

(p)	Joint Code of Ethics for Rainier Investment Management Mutual Funds and Rainier Investment Management [7]

1 Filed with the Registrant’ initial Registration Statement, File No. 33-73792 On January 5, 1994

2 Filed with Pre-effective Amendment No. 1 to the Registrant’s Registration Statement, File No. 33-73792 on February 23, 1994.

3 Filed with Pre-effective Amendment No. 2 to the Registrant’s Registration Statement, File No. 33-73792 on April 6, 1994

4 Filed with Post-Effective Amendment No. 9 to the Registrant’s Registration Statement, File No. 33-73792 on June 5, 2000.

5 Filed with Post-Effective Amendment No. 12 to the Registrant’s Registration Statement, File No. 12 to the Registrant’s Registration Statement, File No. 33-73792 on
   June 28, 2001.

6 Filed with Post-Effective Amendment No. 13 to the Registrant’s Registration Statement, File No. 33-73792 on March 1, 2002.

7 Filed with Post-Effective Amendment No. 17 to the Registrant’s Registration Statement, File No. 33-73792 on August 2, 2004.

Item 24.	Persons Controlled by or Under Common Control with Registrant

As of the date of this amendment to this Registration Statement, there are no persons controlled or under common control with the Registrant.

Item 25.	Indemnification.

Article VII, Section 2 of the Registrant’s Declaration of Trust provides as follows:

Section 2. Indemnification and Limitation of Liability. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and the Trust out of its assets shall indemnify and hold harmless each and every Trustee from and against any and all claims and demands whatsoever arising out of or related to each Trustee’s performance of his duties as a Trustee of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee from or against any liability to the Trust or any Shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.”

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Securities Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26.	Business and Other Connections of Investment Adviser.

The response to this item is incorporated by reference to its Form ADV as amended (File No. 801-35638).

Item 27.	Principal Underwriters.

(a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Advisors Series Trust	The Jensen Portfolio, Inc.
AIP Alternative Strategies Funds	Julius Baer Investment Funds
Allied Asset Advisors Funds	The Kensington Funds
Alpine Equity Trust	Kiewit Investment Fund L.P.
Alpine Income Trust	Kirr, Marbach Partners Funds, Inc.
Alpine Series Trust	LKCM Funds
Brandes Investment Trust	Masters’ Select Funds
Brandywine Blue Fund, Inc.	Matrix Advisors Value Fund, Inc.
Brazos Mutual Funds	MDT Funds
Bridges Investment Fund, Inc.	Monetta Fund, Inc.
Buffalo Funds	Monetta Trust
Buffalo Balanced Fund, Inc.	The MP 63 Fund, Inc.
Buffalo High Yield Fund, Inc.	MUTUALS.com
Buffalo Large Cap Fund, Inc.	Nicholas Equity Income Fund, Inc.
Buffalo Small Cap Fund, Inc.	Nicholas Family of Funds, Inc.
Buffalo USA Global Fund, Inc.	Nicholas Fund, Inc.
Country Mutual Funds Trust	Nicholas High Income Fund, Inc.
Cullen Funds Trust	Nicholas II, Inc.
Everest Funds	Nicholas Limited Edition, Inc.
FFTW Funds, Inc.	Nicholas Money Market Fund, Inc.
First American Funds, Inc.	Permanent Portfolio Funds
First American Investment Funds, Inc.	Perritt Funds, Inc.
First American Strategy Funds, Inc.	Perritt MicroCap Opportunities Fund, Inc.

Fort Pitt Capital Funds	PRIMECAP Odyssey Funds
The Glenmede Fund, Inc.	Professionally Managed Portfolios
The Glenmede Portfolios	Prudent Bear Funds, Inc.
Greenspring Fund	The Purisima Funds
Guinness Atkinson Funds	Rainier Investment Management Mutual Funds
Harding, Loevner Funds, Inc.	Rockland Trust
The Hennessy Funds, Inc.	Summit Mutual Funds, Inc.
Hennessy Mutual Funds, Inc.	Thompson Plumb Funds, Inc.
Hotchkis and Wiley Funds	TIFF Investment Program, Inc.
Intrepid Capital Management Funds Trust	Trust For Professional Managers
Jacob Internet Fund Inc.	Wexford Trust

(b)	To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None
Donna J. Berth	Treasurer	None
Joe Redwine	Board Member	None
Bob Kern	Board Member	None
Eric W. Falkeis	Board Member	None
Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c)	Not applicable.

Item 28.	Location of Accounts and Records.

All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained as follow:

(a)	With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(i) and (ii); (3); (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant’s Custodian:

U.S. Bank, N.A.

425 Walnut Street
Cincinnati, OH 45202

(b)	With respect to Rules 31a-1(a); 31a-1(b); (2)(iii) and (4), the required books and records are maintained at the offices of Registrant’s Administrator, Transfer Agent and Fund Accountant:

U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

(c)	With respect to Rules 31a-1(b)(5), (6), (7), (9), (10) and (11) and 31a-(f), the required books and records are maintained at the principal offices of the Registrant’s Adviser:

Rainier Investment Management Mutual Funds
601 Union Street, Suite 2801
Seattle, WA 98101

(d)	With respect to Rule 31a-1(d), certain required books and records will be maintained at the offices of the Registrant’s Principal Underwriters:

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

Item 29.	Management Services.

There are no management-related service contracts not discussed in Parts A and B.

Item 30.	Undertakings.

            (a)           Registrant undertakes that if requested to do so by the holders of at least 10% of the registrant’s outstanding shares, it will call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communication with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Seattle, State of Washington, on the 19th day of May, 2006.

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

/s/ J. GLENN HABER
                                                                                                                                                      J. Glenn Haber
                                                                                                                                                      Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement on Form N-1A has been signed below by the following person in the capacities and on the date indicated.

/s/ J. Glenn Haber J. Glenn Haber	Trustee, Chief Executive Officer Secretary, Treasurer	May 19, 2006
/s/John W. O’Halloran John W. O’Halloran	President	May 19, 2006
/s/ Gary L. Sundem* Gary L. Sundem	Trustee	May 19, 2006
/s/ James E. Diamond, Jr.* James E. Daimond, Jr.	Trustee	May 19, 2006
/s/ John W. Ferris* John W. Ferris	Trustee	May 19, 2006
* By /s/ J. Glenn Haber J. Glenn Haber, attorney-in-Fact under powers of attorney as filed with Post-Effective Amendment No. 1 to the Registration Statement.